Note 20 - Other assets and liabilities - Inventories from distressed customers (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Inventories Distressed Customers Line Items
Balance at the beginning. Inventories from distressed customers.	€ 8,499	€ 9,318	€ 9,119
Impairment losses at the beginning	(5,385)	(5,291)
Carrying Amount	65	3,114	4,026
Change In Inventories Abstract
Business combinations and disposals	0	0	580
Acquisitions inventories	533	336	797
Disposals inventories	(2,288)	(1,214)	(1,188)
Others (distressed customers)	(6,653)	59	10
Balance at the end. Inventories from distressed customers.	91	8,499	9,318
Impairment losses at the end	(26)	(5,385)	(5,291)
Other non-financial assets, impairment or reversal of impairment	€ (306)	€ (375)	€ (209)